Shareholders' Equity - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 21, 2015	Dec. 31, 2015	Mar. 11, 2015	Dec. 31, 2014	Mar. 26, 2014
Class of Stock [Line Items]
Common stock, shares authorized		3,500,000,000		3,500,000,000
Common stock, par value (dollars per share)		$ 0.01		$ 0.01
Common stock, shares outstanding		1,085,342,985
Stock repurchase program, authorized amount			$ 3,102,000,000.000		$ 1,740,000,000.00
Stock repurchase program, authorized amount contingent on prior issuance of preferred stock			700,000,000
Preferred stock, amount			$ 1,000,000,000
Treasury stock acquired (shares)		55,602,866
Treasury stock acquired, average cost per share (dollars per share)		$ 42.3480792159
Stock repurchased during period, value		$ 2,400,000,000
Stock repurchase program, remaining authorized repurchase amount		$ 1,100,000,000
Preferred stock, shares authorized (shares)		100,000,000		100,000,000
Preferred stock, par value (usd per share)		$ 0.01		$ 0.01
Redeemable noncontrolling interests		$ 200,000,000		$ 229,000,000
Series A Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	$ 1,011.11
Preferred stock, dividend rate per normal preferred capital security (usd per share)	$ 10.1111
Depository share, portion of preferred stock share (percent)	1.00%
Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	$ 1,300
Preferred stock, dividend rate per depository share (usd per share)	$ 0.3250
Depository share, portion of preferred stock share (percent)	0.025%
Preferred stock redemption period following regulatory capital treatment event		90 days
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	$ 2,250
Preferred stock, dividend rate per depository share (usd per share)	$ 22.50
Depository share, portion of preferred stock share (percent)	1.00%
Preferred stock redemption period following regulatory capital treatment event		90 days
Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	$ 3,190
Preferred stock, dividend rate per depository share (usd per share)	$ 31.90
Depository share, portion of preferred stock share (percent)	1.00%
Preferred stock redemption period following regulatory capital treatment event		90 days